Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 163,120	$ 137,035	$ 265,864